Equity Incentive Plans - Summary of non-vested stock options and restricted shares (Table) (Details) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Shares
Outstanding at January 1, 2015	0
Granted	521,250
Outstanding as of June 30, 2015	521,250
Weighted average exercise price
Outstanding at January 1, 2015	$ 0
Granted	5.5
Outstanding as of June 30, 2015	5.5
Weighted Average Grant Date Fair Value
Outstanding at january 1, 2015	0
Granted	1.4121
Outstanding as of June 30, 2015	$ 1.4121